Segment Information (Results by Segment) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022		Dec. 31, 2021	Dec. 31, 2020
Segment Reporting [Line Items]
Gross premiums written	$ 8,689,279		$ 8,203,925	$ 6,875,925
Net premiums written	7,544,195		7,134,018	6,300,858
(Increase) decrease in unearned premiums	(287,078)		(177,496)	235,968
Net premiums earned	7,257,117		6,956,522	6,536,826
Losses and loss expenses	(4,747,000)		(4,884,000)	(5,335,000)
Acquisition costs	(1,540,681)		(1,386,832)	(1,356,118)
Technical result	969,000		686,000	(154,000)
Other income	40,492		28,748	13,491
Other expenses	(414,876)		(398,542)	(355,647)
Underwriting result	594,000		316,000	(497,000)
Net investment income	398,348		376,469	360,668
Net realized and unrealized investment (losses) gains	(1,969,014)		37,797	454,319
Interest expense	(55,185)		(55,606)	(39,200)
Amortization of intangible assets	(8,912)		(8,861)	(9,988)
Net foreign exchange (gains) losses	(29,402)		(30,883)	(51,964)
Income tax (expense) benefit	(31,334)		(38,219)	13,091
Interest in earnings of equity method investments	10,821		126,795	23,611
Net (loss) income	(1,090,029)		723,404	254,189
Non Life
Segment Reporting [Line Items]
Gross premiums written	7,015,422		6,557,055	5,376,703
Net premiums written	5,898,750		5,510,828	4,825,919
(Increase) decrease in unearned premiums	(288,000)		(181,000)	229,000
Net premiums earned	5,611,452		5,329,556	5,054,529
Losses and loss expenses	(3,313,000)		(3,443,000)	(4,017,000)
Acquisition costs	(1,430,000)		(1,279,000)	(1,254,000)
Technical result	868,000		608,000	(216,000)
Other income	0		0	(1,000)
Other expenses	(119,000)		(101,000)	(87,000)
Underwriting result	$ 749,000		$ 507,000	$ (304,000)
Reinsurance Ratios [Abstract]
Loss ratio	59.00%	[1]	64.60%	79.50%
Acquisition ratio	25.50%	[2]	24.00%	24.80%
Technical ratio	84.50%	[3]	88.60%	104.30%
Other expense ratio	2.10%	[4]	1.90%	1.70%
Combined Ratio	86.60%	[5]	90.50%	106.00%
Non Life | P&C
Segment Reporting [Line Items]
Gross premiums written	$ 5,025,000		$ 4,541,000	$ 3,442,000
Net premiums written	4,234,000		3,722,000	3,044,000
(Increase) decrease in unearned premiums	(293,000)		(194,000)	119,000
Net premiums earned	3,941,000		3,528,000	3,163,000
Losses and loss expenses	(2,410,000)		(2,391,000)	(2,389,000)
Acquisition costs	(995,000)		(864,000)	(784,000)
Technical result	536,000		273,000	(10,000)
Other income	0		0	(1,000)
Other expenses	(84,000)		(71,000)	(61,000)
Underwriting result	$ 452,000		$ 202,000	$ (72,000)
Reinsurance Ratios [Abstract]
Loss ratio	61.20%	[1]	67.80%	75.50%
Acquisition ratio	25.20%	[2]	24.50%	24.80%
Technical ratio	86.40%	[3]	92.30%	100.30%
Other expense ratio	2.10%	[4]	2.00%	1.90%
Combined Ratio	88.50%	[5]	94.30%	102.20%
Non Life | Specialty
Segment Reporting [Line Items]
Gross premiums written	$ 1,990,000		$ 2,016,000	$ 1,935,000
Net premiums written	1,665,000		1,789,000	1,782,000
(Increase) decrease in unearned premiums	5,000		13,000	110,000
Net premiums earned	1,670,000		1,802,000	1,892,000
Losses and loss expenses	(903,000)		(1,052,000)	(1,628,000)
Acquisition costs	(435,000)		(415,000)	(470,000)
Technical result	332,000		335,000	(206,000)
Other income	0		0	0
Other expenses	(35,000)		(30,000)	(26,000)
Underwriting result	$ 297,000		$ 305,000	$ (232,000)
Reinsurance Ratios [Abstract]
Loss ratio	54.10%	[1]	58.40%	86.00%
Acquisition ratio	26.00%	[2]	23.00%	24.80%
Technical ratio	80.10%	[3]	81.40%	110.80%
Other expense ratio	2.10%	[4]	1.70%	1.40%
Combined Ratio	82.20%	[5]	83.10%	112.20%
Life and Health
Segment Reporting [Line Items]
Gross premiums written	$ 1,673,857		$ 1,646,870	$ 1,499,222
Net premiums written	1,645,445		1,623,190	1,474,939
(Increase) decrease in unearned premiums	1,000		4,000	7,000
Net premiums earned	1,645,665		1,626,966	1,482,297
Losses and loss expenses	(1,434,000)		(1,441,000)	(1,318,000)
Acquisition costs	(111,000)		(108,000)	(102,000)
Technical result	101,000		78,000	62,000
Other income	39,000		26,000	13,000
Other expenses	(93,000)		(88,000)	(73,000)
Underwriting result	47,000		16,000	2,000
Net investment income	74,000		81,000	68,000
Allocated underwriting result	121,000		97,000	70,000
Corporate and Other
Segment Reporting [Line Items]
Gross premiums written	0		0	0
Net premiums written	0		0	0
(Increase) decrease in unearned premiums	0		0	0
Net premiums earned	0		0	0
Losses and loss expenses	0		0	0
Acquisition costs	0		0	0
Technical result	0		0	0
Other income	1,000		3,000	1,000
Other expenses	(203,000)		(210,000)	(196,000)
Net investment income	324,000		295,000	293,000
Net realized and unrealized investment (losses) gains	(1,969,000)		38,000	454,000
Interest expense	(55,000)		(56,000)	(39,000)
Amortization of intangible assets	(9,000)		(9,000)	(10,000)
Net foreign exchange (gains) losses	(29,000)		(31,000)	(52,000)
Income tax (expense) benefit	(31,000)		(38,000)	13,000
Interest in earnings of equity method investments	$ 11,000		$ 127,000	$ 24,000

[1]	Loss ratio is obtained by dividing losses and loss expenses by net premiums earned.
[2]	Acquisition ratio is obtained by dividing acquisition costs by net premiums earned.
[3]	Technical ratio is defined as the sum of the loss ratio and the acquisition ratio.
[4]	Other expense ratio is obtained by dividing other expenses by net premiums earned.
[5]	Combined ratio is defined as the sum of the technical ratio and the other expense ratio.